ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Exchange Rate [Line Items]
Israeli CPI Points	221.57	220.24	221.13
Israeli CPI Points, Change in period	0.6	(0.4)	0.6
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.467	3.845	3.902
Exchange rate, Change in period	(0.10%)	(1.50%)	0.30%
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.1526	4.044	4.2468
Exchange rate, Change in period	2.70%	(4.80%)	(10.10%)